Condensed Consolidating Financial Information	3 Months Ended
Mar. 31, 2013
Condensed Consolidating Financial Information

20. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

As of March 31, 2013, we had outstanding $250.0 million of Senior Notes due 2020, as shown in Note 8, Long-Term Debt, to our Consolidated Financial Statements. The Senior Notes are guaranteed by certain of our wholly-owned subsidiaries, or guarantor subsidiaries.

Unless otherwise noted below, each of the following guarantor subsidiaries are wholly-owned by Rex Energy Corporation and have provided guarantees of the Senior Notes that are joint and several and full and unconditional as of March 31, 2013:

•	Rex Energy I, LLC

•	Rex Energy Operating Corporation

•	Rex Energy IV, LLC

•	PennTex Resources Illinois, Inc.

•	R.E. Gas Development, LLC

The non-guarantor subsidiaries include certain consolidated subsidiaries, including Water Solutions Holdings and its subsidiaries, R.E. Disposal, LLC (formerly known as NorthStar #3, LLC) and Rex Energy Rockies, LLC. We derive much of our business through and derive much of our income through our subsidiaries. Therefore, our ability to make required payments with respect to indebtedness and other obligations depends on the financial results and condition of our subsidiaries and our ability to receive funds from our subsidiaries. As of March 31, 2013, there were no restrictions on the ability of any of the guarantor subsidiaries to transfer funds to us. There may be restrictions for certain non-guarantor subsidiaries.

The following financial statements present condensed consolidating financial data for (i) Rex Energy Corporation, the issuer of the notes, (ii) the combined Guarantors, (iii) the combined other subsidiaries of the Company that did not guarantee the Notes, and (iv) eliminations necessary to arrive at our consolidated financial statements, which include condensed consolidated balance sheets as of March 31, 2013 and December 31, 2012, and the condensed consolidating statements of operations and condensed consolidating statements of cash flows for the three months ending March 31, 2013 and March 31, 2012.

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF MARCH 31, 2013

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$5,140	$475	$6,025	$0	$11,640
Accounts Receivable	27,924	6,801	0	(5,623)	29,102
Taxes Receivable	0	0	6,396	0	6,396
Short-Term Derivative Instruments	4,742	0	0	0	4,742
Assets Held For Sale	0	2,138	0	0	2,138
Inventory, Prepaid Expenses and Other	1,236	48	17	0	1,301

Total Current Assets	39,042	9,462	12,438	(5,623)	55,319
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	539,134	0	0	(1,496)	537,638
Unevaluated Oil and Gas Properties	171,901	0	0	0	171,901
Other Property and Equipment	48,834	5,483	0	0	54,317
Wells and Facilities in Progress	102,734	4,776	0	(296)	107,214
Pipelines	6,125	0	0	0	6,125

Total Property and Equipment	868,728	10,259	0	(1,792)	877,195
Less: Accumulated Depreciation, Depletion and Amortization	(155,638)	(925)	0	173	(156,390)

Net Property and Equipment	713,090	9,334	0	(1,619)	720,805
Deferred Financing Costs and Other Assets—Net	2,426	182	7,772	0	10,380
Equity Method Investments	16,800	0	0	0	16,800
Intercompany Receivables	2,338	0	474,556	(476,894)	0
Investment in Subsidiaries – Net	(341)	3,989	193,598	(197,246)	0
Long-Term Derivative Instruments	150	0	0	0	150

Total Assets	$773,505	$22,967	$688,364	$(681,382)	$803,454

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$43,081	$2,181	$0	$(990)	$44,272
Accrued Expenses	28,505	2,068	7,083	0	37,656
Short-Term Derivative Instruments	5,072	0	0	0	5,072
Current Deferred Tax Liability	0	0	565	0	565
Liabilities Related to Assets Held For Sale	0	50	0	0	50

Total Current Liabilities	76,658	4,299	7,648	(990)	87,615
8.875% Senior Notes Due 2020	0	0	250,000	0	250,000
Discount on Senior Notes	0	0	(1,704)	0	(1,704)
Senior Secured Line of Credit and Long-Term Debt	131	5,669	0	(4,633)	1,167
Long-Term Derivative Instruments	2,221	0	0	0	2,221
Long-Term Deferred Tax Liability	0	0	21,491	0	21,491
Other Deposits and Liabilities	5,739	0	0	0	5,739
Future Abandonment Cost	25,671	0	0	0	25,671
Intercompany Payables	400,510	76,384	0	(476,894)	0

Total Liabilities	510,930	86,352	277,435	(482,517)	392,200
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,227,718 shares issued and outstanding on March 31, 2013	0	0	52	0	52
Additional Paid-In Capital	177,145	2,889	452,431	(180,033)	452,432
Accumulated Earnings (Deficit)	85,430	(67,042)	(41,554)	(19,263)	(42,429)

Rex Energy Stockholders’ Equity	262,575	(64,153)	410,929	(199,296)	410,055
Noncontrolling Interests	0	768	0	431	1,199

Total Stockholders’ Equity	262,575	(63,385)	410,929	(198,865)	411,254
Total Liabilities and Stockholders’ Equity	$773,505	$22,967	$688,364	$(681,382)	$803,454

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED MARCH 31, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$40,940	$0	$0	$0	$40,940
Field Services Revenue	0	8,053	0	(1,547)	6,506
Other Revenue	24	0	0	0	24

TOTAL OPERATING REVENUE	40,964	8,053	0	(1,547)	47,470
OPERATING EXPENSES
Production and Lease Operating Expense	13,397	3	0	0	13,400
General and Administrative Expense	6,071	489	1,271	(35)	7,796
Gain on Disposal of Asset	(10)	0	0	0	(10)
Impairment Expense	66	0	0	0	66
Exploration Expense	2,044	0	0	0	2,044
Depreciation, Depletion, Amortization and Accretion	10,913	267	0	(23)	11,157
Field Services Operating Expense	0	5,138	0	(1,083)	4,055
Other Operating Expense	444	0	0	0	444

TOTAL OPERATING EXPENSES	32,925	5,897	1,271	(1,141)	38,952
INCOME (LOSS) FROM OPERATIONS	8,039	2,156	(1,271)	(406)	8,518
OTHER INCOME (EXPENSE)
Interest Expense	(9)	(12)	(3,984)	0	(4,005)
Loss on Derivatives, Net	(8,540)	0	0	0	(8,540)
Other Expense	(104)	0	0	(35)	(139)
Loss From Equity Method Investments	(178)	0	0	0	(178)
Income (Loss) From Equity in Consolidated Subsidiaries	(10)	10	31	(31)	0

TOTAL OTHER EXPENSE	(8,841)	(2)	(3,953)	(66)	(12,862)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(802)	2,154	(5,224)	(472)	(4,344)
Income Tax (Expense) Benefit	332	(718)	2,390	0	2,004

INCOME (LOSS) FROM CONTINUING OPERATIONS	(470)	1,436	(2,834)	(472)	(2,340)
Loss From Discontinued Operations, Net of Income Taxes	0	(61)	0	0	(61)

NET INCOME (LOSS)	(470)	1,375	(2,834)	(472)	(2,401)
Net Income Attributable to Noncontrolling Interests	0	433	0	0	433

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$(470)	$942	$(2,834)	$(472)	$(2,834)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE THREE MONTHS ENDING MARCH 31, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$(470)	$1,375	$(2,834)	$(472)	$(2,401)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss From Equity Method Investments	178	0	0	0	178
Non-Cash Expenses	2	8	1,600	0	1,610
Depreciation, Depletion, Amortization and Accretion	10,913	267	0	(23)	11,157
Deferred Income Tax Expense (Benefit)	(332)	614	(2,390)	0	(2,108)
Unrealized (Gain) Loss on Derivatives	12,211	0	0	0	12,211
Gain on Sale of Assets and Equity Method Investments	(10)	4	0	0	(6)
Impairment Expense	66	0	0	0	66
Changes in operating assets and liabilities
Accounts Receivable	32,828	(3,409)	(34,256)	748	(4,089)
Inventory, Prepaid Expenses and Other Assets	41	(29)	9	0	21
Accounts Payable and Accrued Expenses	21,213	1,604	5,468	0	28,285
Other Assets and Liabilities	(9,990)	0	0	0	(9,990)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	66,650	434	(32,403)	253	34,934
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	707	4	6	(717)	0
Proceeds from Joint Venture Acreage Management	32	0	0	0	32
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other assets	(60)	133	0	0	73
Acquisitions of Undeveloped Acreage	(5,756)	(2)	0	0	(5,758)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(60,445)	(806)	0	464	(60,787)

NET CASH PROVIDED BY (USED) IN INVESTING ACTIVITIES	(65,522)	(671)	6	(253)	(66,440)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Loans and Other Notes Payable	(215)	(103)	0	0	(318)
Debt Issuance Costs	0	0	(668)	0	(668)
Proceeds from the Exercise of Stock Options	0	0	166	0	166
Distributions by the Partners of Consolidated Joint Ventures	0	(9)	0	0	(9)

NET CASH USED IN FINANCING ACTIVITIES	(215)	(112)	(502)	0	(829)
NET INCREASE (DECREASE) IN CASH	913	(349)	(32,899)	0	(32,335)
CASH—BEGINNING	4,227	824	38,924	0	43,975

CASH—ENDING	$5,140	$475	$6,025	$0	$11,640

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF DECEMBER 31, 2012

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$4,227	$824	$38,924	$0	$43,975
Accounts Receivable	26,490	3,367	0	(4,877)	24,980
Taxes Receivable	0	0	6,429	0	6,429
Short-Term Derivative Instruments	12,005	0	0	0	12,005
Assets Held For Sale	0	2,279	0	0	2,279
Inventory, Prepaid Expenses and Other	1,277	13	26	0	1,316

Total Current Assets	43,999	6,483	45,379	(4,877)	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	486,706	0	0	(1,258)	485,448
Unevaluated Oil and Gas Properties	165,503	0	0	0	165,503
Other Property and Equipment	45,613	4,455	0	5	50,073
Wells and Facilities in Progress	88,204	4,780	0	(71)	92,913
Pipelines	6,116	0	0	0	6,116

Total Property and Equipment	792,142	9,235	0	(1,324)	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(145,514)	(674)	0	150	(146,038)

Net Property and Equipment	646,628	8,561	0	(1,174)	654,015
Deferred Financing Costs and Other Assets—Net	2,427	199	7,403	0	10,029
Equity Method Investments	16,978	0	0	0	16,978
Intercompany Receivables	3,795	0	440,269	(444,064)	0
Investment in Subsidiaries—Net	(227)	(232)	193,790	(193,331)	0
Long-Term Derivative Instruments	704	0	0	0	704

Total Assets	$714,304	$15,011	$686,841	$(643,446)	$772,710

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$29,818	$1,560	$0	$(244)	$31,134
Accrued Expenses	19,891	1,036	1,494	0	22,421
Short-Term Derivative Instruments	1,389	0	0	0	1,389
Current Deferred Tax Liability	0	0	539	0	539
Liabilities Related to Assets Held For Sale	0	52	0	0	52

Total Current Liabilities	51,098	2,648	2,033	(244)	55,535
8.875% Senior Notes Due 2020	0	0	250,000	0	250,000
Discount on Senior Notes	0	0	(1,742)	0	(1,742)
Senior Secured Line of Credit and Long-Term Debt	26	5,598	0	(4,633)	991
Long-Term Derivative Instruments	1,510	0	0	0	1,510
Long-Term Deferred Tax Liability	0	0	23,625	0	23,625
Other Deposits and Liabilities	5,675	0	0	0	5,675
Future Abandonment Cost	24,822	0	0	0	24,822
Intercompany Payables	367,704	76,360	0	(444,064)	0

Total Liabilities	450,835	84,606	273,916	(448,941)	360,416
Stockholders’ Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0	52	0	52
Additional Paid-In Capital	177,143	(407)	451,062	(176,736)	451,062
Accumulated Deficit	86,326	(69,144)	(38,189)	(18,588)	(39,595)

Rex Energy Stockholders’ Equity	263,469	(69,551)	412,925	(195,324)	411,519
Noncontrolling Interests	0	(44)	0	819	775

Total Stockholders’ Equity	263,469	(69,595)	412,925	(194,505)	412,294

Total Liabilities and Stockholders’ Equity	$714,304	$15,011	$686,841	$(643,446)	$772,710

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED MARCH 31, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$31,483	$0	$0	$0	$31,483
Field Services Revenue	0	2,500	0	(194)	2,306
Other Revenue	70	0	0	(25)	45

TOTAL OPERATING REVENUE	31,553	2,500	0	(219)	33,834
OPERATING EXPENSES
Production and Lease Operating Expense	12,295	4	0	0	12,299
General and Administrative Expense	4,686	177	557	(9)	5,411
Loss on Disposal of Asset	26	0	0	0	26
Impairment Expense	2,727	66	0	0	2,793
Exploration Expense	1,092	0	0	0	1,092
Depreciation, Depletion, Amortization and Accretion	9,501	56	0	(13)	9,544
Field Services Operating Expense	0	1,617	0	(161)	1,456
Other Operating Expense	326	0	0	0	326

TOTAL OPERATING EXPENSES	30,653	1,920	557	(183)	32,947
INCOME (LOSS) FROM OPERATIONS	900	580	(557)	(36)	887
OTHER INCOME (EXPENSE)
Interest Expense	(17)	(1)	(1,721)	0	(1,739)
Gain on Derivatives, Net	7,439	0	0	0	7,439
Other Income (Expense)	15	0	0	(9)	6
Loss From Equity Method Investments	(134)	0	0	0	(134)
Income (Loss) From Equity in Consolidated Subsidiaries	(22)	22	(312)	312	0

TOTAL OTHER INCOME (EXPENSE)	7,281	21	(2,033)	303	5,572
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	8,181	601	(2,590)	267	6,459
Income Tax (Expense) Benefit	(3,394)	(198)	961	0	(2,631)

INCOME (LOSS) FROM CONTINUING OPERATIONS	4,787	403	(1,629)	267	3,828
Loss From Discontinued Operations, Net of Income Taxes	0	(5,355)	0	0	(5,355)

NET INCOME (LOSS)	4,787	(4,952)	(1,629)	267	(1,527)
Net Income Attributable to Noncontrolling Interests	0	101	0	0	101

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$4,787	$(5,053)	$(1,629)	$267	$(1,628)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE THREE MONTHS ENDING MARCH 31, 2012

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$4,787	$(4,952)	$(1,629)	$267	$(1,527)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Gain From Equity Method Investments	134	0	0	0	134
Non-Cash Expense (Income)	(14)	(1)	489	0	474
Depreciation, Depletion, Amortization and Accretion	9,501	56	258	(13)	9,802
Deferred Income Tax Expense (Benefit)	3,394	(3,541)	(961)	0	(1,108)
Unrealized Gain on Derivatives	(3,654)	0	0	0	(3,654)
Dry Hole Expense	254	249	0	0	503
Loss on Sale of Assets and Equity Method Investments	26	144	0	0	170
Impairment Expense	2,728	8,335	0	0	11,063
Changes in operating assets and liabilities
Accounts Receivable	35,499	577	(38,991)	(69)	(2,984)
Inventory, Prepaid Expenses and Other Assets	(92)	(2)	13	0	(81)
Accounts Payable and Accrued Expenses	(2,979)	(735)	(17)	(15)	(3,746)
Other Assets and Liabilities	(2,004)	(282)	0	0	(2,286)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	47,580	(152)	(40,838)	170	6,760
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	(2,837)	2,539	468	(170)	0
Proceeds from Joint Venture Acreage Management	147	0	0	0	147
Contributions to Equity Method Investments	0	(2,852)	0	0	(2,852)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other assets	3	1,221	0	0	1,224
Acquisitions of Undeveloped Acreage	(16,843)	(1)	0	0	(16,844)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(33,933)	(150)	58	0	(34,025)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(53,463)	757	526	(170)	(52,350)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	0	0	20,000	0	20,000
Repayments of Long-Term Debt and Lines of Credit	0	0	(50,000)	0	(50,000)
Repayments of Loans and Other Notes Payable	(204)	(14)	0	0	(218)
Debt Issuance Costs	0	0	(37)	0	(37)
Settlement of Tax Withholdings Related to Share-Based Compensation Awards	0	0	(233)	0	(233)
Proceeds from the Issuance of Common Stock, Net of Issuance Costs	0	0	70,583	0	70,583
Distributions by the Partners of Consolidated Joint Ventures	0	(41)	0	0	(41)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(204)	(55)	40,313	0	40,054
NET INCREASE (DECREASE) IN CASH	(6,087)	550	1	0	(5,536)
CASH—BEGINNING	11,337	409	50	0	11,796

CASH—ENDING	$5,250	$959	$51	$0	$6,260